Other Current Liabilities (Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Abstract]
Accrued compensation and related benefits	$ 5,478	$ 6,235
Government Institutions	539	691
Income taxes payable	325	400
Current maturities of OCS liability	209	485
Current maturities of contingent consideration	335	2,475
Accrued warranty costs	1,150	1,637
Commisions	1,895	2,358
Advances from customers and deferred revenues	1,843	2,186
Accrued expenses	2,076	5,101
Total other current liabilities	$ 13,850	$ 21,568